DEBT (Details Narrative) - USD ($)																												1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 21, 2022	Mar. 18, 2022	Feb. 18, 2022	Dec. 10, 2021	Nov. 18, 2021	Nov. 15, 2021	Sep. 30, 2021	Sep. 28, 2021	Sep. 16, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 23, 2021	Aug. 19, 2021	Jun. 16, 2021	Jun. 11, 2021	Jun. 11, 2021	Apr. 14, 2021	Mar. 10, 2021	Feb. 19, 2021	Nov. 25, 2020	Aug. 07, 2020	Aug. 07, 2020	Jun. 18, 2020	Apr. 29, 2020	Dec. 20, 2018	Nov. 20, 2018	Aug. 19, 2021	Feb. 28, 2022	Aug. 27, 2021	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	Mar. 16, 2022	Mar. 15, 2022	Oct. 01, 2021	Sep. 17, 2021	Sep. 02, 2021	Jul. 02, 2020	May 12, 2020
Short-term Debt [Line Items]
Original issue discount																													$ 2,641,847			$ 2,641,847		$ 947,873	$ 25,180
Number of common stock issued																																			123,000
Stock Issued During Period, Value, Conversion of Convertible Securities																															$ 141,606
Payment for notes exchange																																1,350,816	$ 1,554,641	2,137,753
Additional Paid in Capital																													24,572,691			24,572,691		16,708,762	11,132,103
Interest Expense																													1,003,137		$ 548,595	2,808,627	$ 947,383	1,399,598	32,472
Convertible Notes Payable, Noncurrent																													$ 1,227,332			$ 1,227,332
Simplicity One Brasil Ltd [Member]
Short-term Debt [Line Items]
Equity method investment, ownership percentage																													76.00%			76.00%		76.00%
Holder [Member]
Short-term Debt [Line Items]
Debt principal amount																													$ 90,909			$ 90,909
Principal amount																																865,000
Payment for notes exchange																																225,000
Guaranteed interest																													109,091			109,091
Amendmen fee																													25,000			25,000
Subsequent Event [Member]
Short-term Debt [Line Items]
Number of common stock issued																														42,000
Debt conversion price																																				$ 1.00	$ 11.50
Jed Kaplan [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate					5.00%
Debt maturity date					Jun. 10, 2022
Debt principal amount					$ 247,818
Equity method investment, ownership percentage					5.00%
Interest expense																																2,716
Debt Instrument, Payment Terms					The loan may be repaid by the Company, without penalty, at any time. Should the Company fail to make the principal payment due, the loan will convert to a 17% equity stake in Simplicity One Brazil, LTDA, of which Jed Kaplan is already a 20% stakeholder.
Holder [Member]
Short-term Debt [Line Items]
Convertible Notes Payable, Current																													890,586			890,586
FirstFire Global Oppurtunities Fund, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																			12.00%
Principal amount																			$ 560,000
FirstFire Global Oppurtunities Fund, LLC [Member] | Warrant [Member]
Short-term Debt [Line Items]
Warrant to purchase common stock																																						40,000	40,000
Warrant exercise price																																						$ 10.73
Fair Value Adjustment of Warrants																																201,351
Interest expense charge																																201,351
FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Original issue discount																			56,000
Proceeds from issuance of debt																			$ 504,000
Debt conversion price																			$ 11.50
FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																12.00%	12.00%
Debt maturity date																Jun. 10, 2023
Debt principal amount																$ 1,266,666	$ 1,266,666
Original issue discount																126,666	$ 126,666
Proceeds from issuance of debt																$ 1,140,000
Debt Instrument, Payment Terms																the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021).
Warrant to purchase common stock																593,750	593,750
Warrant exercise price																$ 10.73	$ 10.73
Debt conversion price																$ 11.50	$ 11.50
Principal amount																$ 1,266,666
FirstFire Global Oppurtunities Fund, LLC [Member] | June FirstFire SPA [Member] | June FirstFire Warrant [Member]
Short-term Debt [Line Items]
Warrant to purchase common stock																593,750	593,750
Warrant exercise price																$ 10.73	$ 10.73
Warrants term																3 years	3 years
FirstFire Global Oppurtunities Fund, LLC [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																						12.00%	12.00%
Debt maturity date																							Aug. 07, 2021
Debt principal amount																						$ 333,333	$ 333,333
Payment for debt																							333,333
Original issue discount																						33,333	$ 33,333
Number of common stock issued																							4,167
Debt Instrument, Description																							Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five calendar days as provided in the Amortization Note, the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
FirstFire Global Oppurtunities Fund, LLC [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Short-term Debt [Line Items]
Payment for debt																							$ 300,000
Maxim [Member] | Fourth Amendment [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Payment for debt																												$ 500,000
Debt Instrument, Payment Terms																												the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Stock Issued During Period, Shares, Restricted Stock Award, Gross																												20,000
Warrant to purchase common stock														365,000														365,000
Warrant exercise price														$ 13.00														$ 13.00
Maxim [Member] | Fourth Amendment [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance														365,000														365,000
Polar Asset Management Partners Inc [Member]
Short-term Debt [Line Items]
Number of shares agreed to sell																																		490,000
K 2 Principal Fund L P [Member]
Short-term Debt [Line Items]
Number of shares agreed to sell																																		220,000
GS Capital Partners, LLC [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate		12.00%
Debt maturity date		Sep. 21, 2022
Debt principal amount		$ 82,500
Payment for debt		82,500
Original issue discount		$ 7,500
Number of common stock issued		703
Equity method investment, ownership percentage		4.99%
Proceeds from issuance of debt		$ 75,000
Warrant to purchase common stock		37,500
Warrant exercise price		$ 1.00
Debt conversion price		$ 1.00
Accrued interest rate of debt instrument		125.00%
Warrants term		3 years
Debt instrument expected conversion waived rate		9.99%
Jefferson Street Capital, LLC [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate	125.00%
Number of common stock issued	703
Warrant exercise price	$ 1.00
Debt conversion price	$ 1.00
Principal amount	$ 4,950
Warrants term	3 years
Amortization of debt discount	$ 7,500
Jefferson Street Capital, LLC [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate	12.00%
Debt maturity date	Oct. 01, 2022
Debt principal amount	$ 82,500
Lucas Ventures L L C [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate											12.00%	12.00%
Debt maturity date												Aug. 31, 2023
Debt principal amount											$ 200,000	$ 200,000
Lucas Ventures L L C [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt conversion price																																				0.50
LGH Investments LLC [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate											12.00%	12.00%
Debt maturity date											Sep. 02, 2023	Aug. 31, 2023
Debt principal amount											$ 200,000	$ 200,000
Accrued interest rate of debt instrument											125.00%
LGH Investments LLC [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt conversion price																																				0.50
Ionic Ventures, LLC [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate		12.00%
Debt maturity date		Sep. 21, 2022
Debt principal amount		$ 110,000
Payment for debt		110,000
Original issue discount		$ 10,000
Number of common stock issued		935
Equity method investment, ownership percentage		4.99%
Proceeds from issuance of debt		$ 100,000
Warrant to purchase common stock		50,000
Warrant exercise price		$ 1.00
Debt conversion price		$ 1.00
Accrued interest rate of debt instrument		125.00%
Warrants term		3 years
Debt instrument expected conversion waived rate		9.99%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																									10.00%
Debt maturity date																									Oct. 29, 2020
Debt principal amount																									$ 152,000
Payment for debt																									152,500
Original issue discount																									2,500
Debt Conversion, Converted Instrument, Amount																									$ 150,000
Remaining unpaid principal amount, percentage																									135.00%
Interest Payable																																									$ 15,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Mandatory Default Amount [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																																		35.00%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Two Tranches [Member]
Short-term Debt [Line Items]
Number of common stock issued																									1,250
Debt Instrument, Description																									In the event the average of the three volume weighted average prices for the Company’s common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.
Harbor Gates Note [Member]
Short-term Debt [Line Items]
Variable conversion price of common stock, description																																		The “Variable Conversion Price” will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company’s common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.
Kaplan Promissory Note [Member]
Short-term Debt [Line Items]
Debt principal amount																																										$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																																										3.00%
Debt principal amount																																			$ 64,728							$ 90,000
Equity method investment, ownership percentage																																		10.00%								5.00%
Debt Instrument, Interest Rate, Effective Percentage																																										10.00%
June 18, 2020 Convertible Note [Member]. | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt principal amount																								$ 550,000
Payment for debt																								550,000
Original issue discount																								$ 55,000
Number of common stock issued																								6,875
Debt Instrument, Description																								Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note.
Proceeds from Issuance or Sale of Equity																								$ 2,000,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																					12.00%
Debt maturity date																					Nov. 23, 2021
Debt principal amount																					$ 750,000
Payment for debt																					750,000
Original issue discount																					75,000
Partial repayment of long term debt																								198,375
Proceeds from issuance of debt																					441,375
Origination fees																					35,250
Interest expense																								$ 90,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Short-term Debt [Line Items]
Original issue discount																					$ 157,438
Number of common stock issued																					375,000
Debt Instrument, Description																					Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this cure period shall not apply to certain events of default as set forth in the November Amortization Note), the November Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the November Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five (5) calendar days after the November Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Febraury 2021 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																				12.00%
Debt maturity date																				Feb. 19, 2022
Debt principal amount																				$ 1,650,000
Payment for debt																				1,650,000
Original issue discount																				$ 165,000
Number of common stock issued																				10,000
Debt Instrument, Description																				The Company is required to make an interim payment to the Holder in the amount of $363,000, on or before August 19, 2021, towards the repayment of the balance of the Note. Currently the Company and the Holder have agreed to extend the terms of this payment. The extension provides that the Company paid $100,000 to the Holder by the interim payment date and has agreed to pay an additional $100,000 upon the completion of a new debt deal that is anticipated to close by September 1, 2021 and the Company has agreed to pay $163,000 to the Holder at the earlier of the Company stock uplist or September 30, 2021.
Equity method investment, ownership percentage																				4.99%
Partial repayment of long term debt																				$ 363,000
Proceeds from issuance of debt																				$ 1,485,000
Debt conversion price																				$ 11.50
Febraury 2021 Convertible Note [Member] | Holders [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																															50.00%		50.00%
Febraury 2021 Convertible Note [Member] | 03/02/2021 [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Number of common stock issued																			3,394
Series A-2 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities																										$ 1,000,000
Maxim Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																								parties agreed to the following: (i) Maxim’s resale of the Company’s common stock (the “Common Stock”) underlying the Series A-2 Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Series A-2 Note was extended to December 31, 2020, (iii) the principal amount of the Series A-2 Note was increased by $100,000 and (iv) the conversion price was reduced from $15.44 ($1.93 pre-reverse split) to $9.20 ($1.15 pre-reverse split).
Series A Two Note One [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																		The maturity date of the Series A-2 Note is extended to October 15, 2021.
Series A Two Note Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																		The principal balance of the Series A-2 Note is increased by $50,000 as of April 14, 2021.
Series A Two Note Three [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																		The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before April 30, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.
Series A Two Note Four [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																		The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before May 15, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.
Series A Two Note Five [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																		If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before July 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000.
Series A Two Note Six [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																		If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before September 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000, representing a total cumulative increase in the principal balance of $350,000 if the Series A-2 Note is not repaid in its entirety on or before September 15, 2021.
Series A Two Note Seven [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																		The Company will, within five business days after the Company’s receipt of the Second Tranche Purchase Price of $999,996, pay $500,000 to Maxim, which will reduce the principal owed under the Series A-2 Note by $500,000.
Secured Demand Promissory Note [Member]
Short-term Debt [Line Items]
Debt principal amount																											$ 1,800,000
Expense Related to Distribution or Servicing and Underwriting Fees																											$ 20,000
Accrued interest rate of debt instrument																				125.00%							125.00%
Debt Instrument, Priority																																		The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination.
Event of Default description																				Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law.
Secured Demand Promissory Note [Member] | May 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																											8.00%
Secured Demand Promissory Note [Member] | May 21, 2019, through August 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																											12.00%
Secured Demand Promissory Note [Member] | August 21, 2019, through November 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																											15.00%
Secured Demand Promissory Note [Member] | August 21, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																											12.00%
Secured Demand Promissory Note [Member] | After August 21, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																											18.00%
Secured Demand Promissory Note [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																			125.00%
Note [Member]
Short-term Debt [Line Items]
Debt maturity date				Mar. 18, 2022
Debt principal amount																													58,500			58,500
Payment for notes exchange				$ 10,000				$ 500,000						$ 363,000
Guaranteed interest																													71,500			71,500
Note [Member] | Holder [Member]
Short-term Debt [Line Items]
Payment for notes exchange																																130,000
Note [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt maturity date			Sep. 15, 2022
Promissory Note And Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Interest expense																																264,981
03/02/2021 [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																			12.00%
Debt maturity date																			Mar. 10, 2022
Debt principal amount																			$ 560,000
Payment for debt																						365,000
Original issue discount																						56,000	$ 56,000
Equity method investment, ownership percentage																			4.99%
Partial repayment of long term debt																			$ 123,200
Proceeds from issuance of debt																						130,606
Origination fees																						$ 8,394
Fair Value Adjustment of Warrants																																248,547
Interest expense charge																																248,547
FirstFire Note[Member]
Short-term Debt [Line Items]
Debt principal amount																$ 1,266,667	$ 1,266,667
Original issue discount																1,266,667	1,266,667												551,262			551,262
Interest Payable																76,000	76,000
Interest expense																																240,041
Payment for notes exchange										$ 175,000
Interest expense of amortization debt discount																																197,327
Additional Paid in Capital																$ 1,053,999	$ 1,053,999
Amortization of debt discount																																206,518
Accrued interest																																33,523
Debt instruments unamortized discount																													329,966			329,966
June FirstFire Promissory Note [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | June FirstFire SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																12.00%	12.00%
Debt maturity date																	Jun. 10, 2023
Debt principal amount																$ 1,266,666	$ 1,266,666
Payment for debt																	1,266,666
Original issue discount																$ 126,666	$ 126,666
Number of common stock issued																	11,875
Equity method investment, ownership percentage																4.99%	4.99%
Proceeds from issuance of debt																	$ 1,140,000
Debt conversion price																$ 11.50	$ 11.50
Accrued interest rate of debt instrument																	125.00%
GS Note [Member] | GS Capital Partners, LLC [Member]
Short-term Debt [Line Items]
Debt principal amount															$ 333,333
Original issue discount															333,333														132,886			132,886
Interest Payable															20,000
Interest expense																																65,482
Additional Paid in Capital															$ 280,000
Amortization of debt discount																																56,630
Accrued interest																																8,822
GS Note [Member] | GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate															12.00%
Debt maturity date															Jun. 10, 2023
Debt principal amount															$ 333,333
Payment for debt															300,000.00
Original issue discount															$ 33,333
Number of common stock issued															3,125
Equity method investment, ownership percentage															4.99%
Proceeds from issuance of debt															$ 300,000.00
Warrant to purchase common stock															156,250
Warrant exercise price															$ 10.73
Debt conversion price															$ 11.50
Accrued interest rate of debt instrument															125.00%
Warrants term															3 years
Debt instrument expected conversion waived rate															9.99%
Percentage of exercise price based on offering price															110.00%
Jefferson Note [Member] | Jefferson Street Capital, LLC [Member]
Short-term Debt [Line Items]
Debt principal amount													$ 333,333
Original issue discount													274,239																143,382			143,382
Interest Payable													20,000
Additional Paid in Capital													$ 205,605
Interest Expense																													48,796
Jefferson Note [Member] | Jefferson Street Capital, LLC [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate													12.00%
Debt maturity date													Aug. 23, 2023
Debt principal amount													$ 333,333
Payment for debt													300,000.00
Original issue discount													$ 33,333
Number of common stock issued													3,125
Equity method investment, ownership percentage													4.99%
Proceeds from issuance of debt													$ 300,000.00
Warrant to purchase common stock													156,250
Warrant exercise price													$ 10.73
Debt conversion price													$ 11.50
Accrued interest rate of debt instrument													125.00%
Warrants term													3 years
Debt instrument expected conversion waived rate													9.99%
Percentage of exercise price based on offering price													110.00%
L V Note [Member] | Lucas Ventures L L C [Member]
Short-term Debt [Line Items]
Debt principal amount											$ 200,000	200,000
Original issue discount											200,000	200,000
Guaranteed interest											12,000	12,000
Additional Paid in Capital											$ 158,999	$ 158,999
Debt instruments unamortized discount																													58,614			58,614
Interest Expense																													34,230
L V Note [Member] | Lucas Ventures L L C [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate											12.00%	12.00%
Debt maturity date											Sep. 02, 2023
Debt principal amount											$ 200,000	$ 200,000
Number of common stock issued											3,749
Proceeds from issuance of debt											$ 200,000.00
Warrant to purchase common stock											187,480	187,480
Warrant exercise price											$ 10.73	$ 10.73
Guaranteed interest																																								$ 12,000
Warrants term											3 years	3 years
Percentage of exercise price based on offering price											110.00%
L V Note [Member] | Lucas Ventures L L C [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Short-term Debt [Line Items]
Warrant to purchase common stock											187,400	187,400
L G H Note [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt conversion price																																				$ 1.00
L G H Note [Member] | LGH Investments LLC [Member]
Short-term Debt [Line Items]
Debt principal amount											$ 200,000	$ 200,000
Original issue discount											38,500	38,500
Interest Payable											12,000	12,000
Origination fees											6,500
Debt instruments unamortized discount																													180,071			180,071
Interest Expense																													13,718
Original issue discount											$ 20,000	$ 20,000
Ionic Note [Member] | Ionic Ventures, LLC [Member]
Short-term Debt [Line Items]
Debt principal amount									$ 1,555,555
Original issue discount									1,555,555
Guaranteed interest									93,333
Additional Paid in Capital									$ 1,306,665
Debt instruments unamortized discount																													382,410			382,410
Interest Expense																													248,165
Ionic Note [Member] | Ionic Ventures, LLC [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate									12.00%
Debt maturity date									Sep. 28, 2023
Debt principal amount									$ 1,555,555.56
Payment for debt									1,400,000
Original issue discount									$ 155,555.56
Number of common stock issued									14,584
Equity method investment, ownership percentage									4.99%
Proceeds from issuance of debt									$ 1,400,000.00
Warrant to purchase common stock									729,167
Warrant exercise price									$ 10.73
Debt conversion price									$ 11.50
Accrued interest rate of debt instrument									125.00%
Guaranteed interest									$ 93,333.34
Warrants term									3 years
Debt instrument expected conversion waived rate									999.00%
Percentage of exercise price based on offering price									110.00%
Secured Promissory Note One [Member]
Short-term Debt [Line Items]
Debt principal amount							$ 262,500
Original issue discount							12,500
Interest Payable																													6,478			6,478
Payment for notes exchange							$ 250,000
Convertible Notes Payable, Noncurrent																													160,650			160,650
Secured Promissory Note One [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate							10.00%
Debt principal amount							$ 262,500
Debt Instrument, Payment Terms							60 monthly payments
Warrant to purchase common stock							30,000
Warrant exercise price							$ 10.73
Principal and interest							$ 5,577
Secured Promissory Note Two [Member]
Short-term Debt [Line Items]
Debt principal amount						$ 157,500
Original issue discount						7,500
Interest Payable																													3,887			3,887
Payment for notes exchange						$ 150,000
Convertible Notes Payable, Noncurrent																													$ 96,390			$ 96,390
Secured Promissory Note Two [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate						10.00%
Debt principal amount						$ 157,500
Debt Instrument, Payment Terms						60 monthly payments
Warrant to purchase common stock						18,000
Warrant exercise price						$ 10.73
Principal and interest						$ 3,346
Note Payable [Member] | Simplicity One Brasil Ltd [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate					5.00%
Debt principal amount					$ 247,818
Equity method investment, ownership percentage					76.00%
Debt instrument converted, description					Should the Company fail to make the principal payment due, the loan will convert to a 17% equity stake in Simplicity One Brazil, LTDA, of which Jed Kaplan is already a 20% stakeholder.